Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	60 Months Ended	71 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000246458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LG QRAFT AI-Powered U.S. Large Cap Core ETF
C000211432
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QRAFT AI-Enhanced U.S. Large Cap ETF
C000211433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Without Sales Load [Member] | C000246458
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%	19.03%
Without Sales Load [Member] | C000211432
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%		14.62%	14.45%
Without Sales Load [Member] | C000211433
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%		14.27%	13.68%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	19.52%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%		15.61%	13.79%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%		15.61%	13.79%